Earnings per Share (Details) $ / shares in Units, $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Earnings per Share [Abstract]
Net income - basic	$ 37,490
Dividends on Series C preferred shares	(743)
Dividends to non-vested participating securities	(667)
Undistributed earnings to non-vested participating securities	(994)
Net income attributable to common stockholders	35,086
Undistributed earnings to non-vested participating securities	994
Undistributed earnings reallocated to non-vested participating securities	(621)
Effect of Series C preferred shares	476
Net income attributable to common shareholders, diluted	$ 35,935
Weighted average common shares outstanding - basic (in shares) | shares	4,503,397
Effect of dilutive securities [Abstract]
Dilutive effect of Series C preferred shares (in shares) | shares	2,796,164
Weighted average common shares outstanding - diluted (in shares) | shares	7,299,561
Earnings per share - basic (in dollars per share) | $ / shares	$ 7.79
Earnings per share - diluted (in dollars per share) | $ / shares	$ 4.92